Note 10 - Acquisition (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ (80,818)
Vizualize Technologies Corporation [member]
Statement Line Items [Line Items]
Financial assets recognised as of acquisition date	100
Financial liabilities recognised as of acquisition date	80,918
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ 80,818